Leases (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable [Member]
IfrsStatementLineItems [Line Items]
Lease expenses (income)	R$ (26)	R$ (61)	R$ (55)
Sublease Rentals [Member]
IfrsStatementLineItems [Line Items]
Lease expenses (income)	R$ 74	R$ 135	R$ 241